Securitisation, covered bonds and other transferred assets (Details) $ in Millions	Sep. 30, 2025 AUD ($) item	Sep. 30, 2024 AUD ($) item
Securitisation, covered bonds and other transferred assets
Carrying amount of transferred assets	$ 63,747	$ 75,787
Carrying amount of associated liabilities	57,922	63,859
Fair value of transferred assets	5,627	5,575
Fair value of transferred liabilities	5,617	5,552
Net fair value position	10	23
Securitisation
Securitisation, covered bonds and other transferred assets
Undrawn funding and liquidity facilities	251	345
Carrying amount of transferred assets	5,627	5,580
Carrying amount of associated liabilities	5,587	5,539
Fair value of transferred assets	5,627	5,575
Fair value of transferred liabilities	5,617	5,552
Net fair value position	$ 10	$ 23
Covered bonds
Securitisation, covered bonds and other transferred assets
Number of covered bond programs | item	2	2
Carrying amount of transferred assets	$ 42,890	$ 50,269
Carrying amount of associated liabilities	37,671	39,472
Repurchase agreements
Securitisation, covered bonds and other transferred assets
Carrying amount of transferred assets	15,230	19,938
Carrying amount of associated liabilities	14,664	18,848
Parent Entity
Securitisation, covered bonds and other transferred assets
Carrying amount of transferred assets	56,063	65,991
Carrying amount of associated liabilities	51,474	57,990
Fair value of transferred assets	6,421	6,443
Fair value of transferred liabilities	6,410	6,420
Net fair value position	11	23
Parent Entity | Securitisation
Securitisation, covered bonds and other transferred assets
Carrying amount of transferred assets	6,420	6,449
Carrying amount of associated liabilities	6,380	6,407
Fair value of transferred assets	6,421	6,443
Fair value of transferred liabilities	6,410	6,420
Net fair value position	11	23
Parent Entity | Covered bonds
Securitisation, covered bonds and other transferred assets
Carrying amount of transferred assets	36,264	43,337
Carrying amount of associated liabilities	31,911	35,512
Parent Entity | Repurchase agreements
Securitisation, covered bonds and other transferred assets
Carrying amount of transferred assets	13,379	16,205
Carrying amount of associated liabilities	$ 13,183	$ 16,071